Segment disclosures - Summary of Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues for group of similar products and services
Total revenues	$ 236,692	$ 247,284
Products
Revenues for group of similar products and services
Total revenues	41,592	45,146
Services
Revenues for group of similar products and services
Total revenues	$ 195,100	$ 202,138